RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax (expense) benefit	$ (871)	$ (1,031)	$ (941)	$ (713)	$ (522)	$ (779)	$ (842)	$ (557)	$ (3,556)	$ (2,700)	$ (3,040)
Net income for common shareholders	2,657	2,726	2,597	2,262	2,113	2,057	2,385	3,056	10,242	9,611	9,404
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on sale of securities									517	393	1,411
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on sale of securities									652	829	2,294
Tax (expense) benefit									(251)	(319)	(883)
Net income for common shareholders									401	510	1,411
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on sale of securities									188	(190)
Tax (expense) benefit									(72)	73
Net income for common shareholders									$ 116	$ (117)